Themes Natural Monopoly ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Consumer Discretionary Products - 1.3%
Ferrari NV	20	$8,154
Stellantis NV	316	6,251
		14,405

Consumer Staple Products - 6.1%
British American Tobacco PLC	441	13,547
Coca-Cola Co.	212	13,494
General Mills, Inc.	192	12,146
Haleon PLC	552	2,251
PepsiCo, Inc.	72	11,875
Procter & Gamble Co.	84	13,853
		67,166

Financial Services - 11.0%
Blackstone, Inc.	245	30,331
Corpay, Inc. (a)	17	4,529
Equifax, Inc.	20	4,849
Mastercard, Inc. - Class A	12	5,294
Singapore Exchange Ltd.	4,380	30,621
Synchrony Financial	845	39,876
Visa, Inc. - Class A	20	5,249
		120,749

Health Care - 13.2%
AbbVie, Inc.	133	22,812
Amgen, Inc.	72	22,497
FUJIFILM Holdings Corp.	700	16,368
IQVIA Holdings, Inc. (a)	13	2,749
Johnson & Johnson	132	19,293
Labcorp Holdings, Inc.	16	3,256
Novo Nordisk AS	200	28,880
Ramsay Health Care Ltd.	96	3,040
Siemens Healthineers AG (b)	57	3,284
Vertex Pharmaceuticals, Inc. (a)	49	22,967
		145,146

Industrial Products - 13.5%
AMETEK, Inc.	64	10,669
Assa Abloy AB - Class B	337	9,526
Atlas Copco AB - Class A	565	10,619
General Dynamics Corp.	113	32,786
Halma PLC	1,016	34,754
Hexagon AB - Class B	2,461	27,782
Nibe Industrier AB - Class B (a)	988	4,189
Schneider Electric SE	48	11,530
Snap-on, Inc.	24	6,273
		148,128

Industrial Services - 4.9%
CSX Corp.	137	4,583
FedEx Corp.	20	5,997
Ferguson PLC	13	2,517
JB Hunt Transport Services, Inc.	24	3,840
Kuehne + Nagel International AG	13	3,739
Quanta Services, Inc.	12	3,049
RELX PLC	132	6,072
Republic Services, Inc.	16	3,109
Rollins, Inc.	133	6,489
Vinci SA	21	2,213
Waste Connections, Inc.	32	5,615
Waste Management, Inc.	13	2,773
WSP Global, Inc.	20	3,114
		53,110

Insurance - 6.3%
Aon PLC - Class A	109	32,000
Arthur J Gallagher & Co.	141	36,563
		68,563

Materials - 4.0%
Agnico Eagle Mines Ltd.	68	4,448
BHP Group Ltd.	104	2,961
CRH PLC	52	3,899
Ecolab, Inc.	24	5,712
Holcim AG	52	4,608
James Hardie Industries PLC (a)	92	2,903
Linde PLC	12	5,266
Nippon Paint Holdings Co. Ltd.	700	4,559
Sherwin-Williams Co.	16	4,775
Sika AG	16	4,580
		43,711

Media - 5.7%
Booking Holdings, Inc.	1	3,962
Charter Communications, Inc. - Class A (a)	16	4,783
Comcast Corp. - Class A	133	5,208
Meta Platforms, Inc. - Class A	96	48,405
		62,358

Oil & Gas - 3.4%
Aker BP ASA	260	6,628
Delek Group Ltd.	57	6,005
Inpex Corp.	700	10,298
ORLEN SA	453	7,617
Woodside Energy Group Ltd.	356	6,700
		37,248

Retail & Wholesale - Discretionary - 2.0%
Bunzl PLC	52	1,979
Genuine Parts Co.	16	2,213
ZOZO, Inc.	700	17,525
		21,717

Retail & Wholesale - Staples - 4.8%
Dollar General Corp.	104	13,752
Dollar Tree, Inc. (a)	93	9,930
Endeavour Group Ltd./Australia	3,780	12,734
Koninklijke Ahold Delhaize NV	484	14,301
Sysco Corp.	33	2,356
		53,073

Software & Technology Services – 10.9%
Accenture PLC - Class A	96	29,127
CoStar Group, Inc. (a)	388	28,766
Open Text Corp.	808	24,263
Pro Medicus Ltd.	52	4,969
Sage Group PLC	2,352	32,363
		119,488

Tech Hardware & Semiconductors - 8.1%
Analog Devices, Inc.	152	34,696
Applied Materials, Inc.	60	14,159
Broadcom, Inc.	25	40,138
		88,993

Telecommunications - 1.5%
Rogers Communications, Inc. - Class B	72	2,663
SoftBank Corp.	300	3,663
TELUS Corp.	185	2,801
T-Mobile US, Inc.	21	3,700
Verizon Communications, Inc.	89	3,670
		16,497

Utilities - 2.4%
Eversource Energy	89	5,047
Fortis, Inc./Canada	132	5,130
Iberdrola SA	420	5,450
National Grid PLC	401	4,474
NextEra Energy, Inc.	89	6,302
		26,403
TOTAL COMMON STOCKS (Cost $1,047,342)		1,086,755

SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (c)	6,100	6,100
TOTAL SHORT-TERM INVESTMENTS (Cost $6,100)		6,100

TOTAL INVESTMENTS - 99.7% (Cost $1,053,442)		1,092,855
Other Assets in Excess of Liabilities - 0.3%		3,548
TOTAL NET ASSETS - 100.0%		$1,096,403

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $3,284 or 0.3% of the Fund’s net assets.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Themes Natural Monopoly ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,086,755	$–	$–	$1,086,755
Money Market Funds	6,100	–	–	6,100
Total Investments	$1,092,855	$–	$–	$1,092,855

Refer to the Schedule of Investments for additional information.